Financial assets held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 6,552	[1]	€ 6,012
Quoted bonds issued by sovereign states [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	1,083		1,022
Other [Member]
Disclosure Of Financial Assets Held For Trading [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	€ 5,469		€ 4,990

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.